Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.13

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Exception Level	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Initial Exception Grade	Moody's Final Exception Level Grade	Fitch Initial Exception Grade	Fitch Final Exception Level Grade	S&P Initial Exception Grade	S&P Final Exception Level Grade	Kroll Initial Exception Grade	Kroll Final Exception Level Grade	DBRS Initial Exception Grade	DBRS Final Exception Level Grade
2026H11604	XXX	XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	2	Acknowledged	Affiliated Business Disclosure is not in file. Coded unknown fees to Affiliate. No change in compliance results.		Verified credit history - XXX Middle Credit Score > XXX Minimum Required.;		XXX XXX Non-Material	XXX	C	B	C	B	C	B	C	B	C	B
2026H11604	XXX	XXX	XXX	Credit	Missing Source of Funds	XXX	1	Closed	Updated - Received Updated Guidelines XXX. Withdrawals over the following months > total deposits:XXX, XXX, XXX, XXX, and XXX. It is noted that XXX, XXX, and XXX the difference between deposits and withdrawals is $XXX or less with average deposits over that XXX month period of $XXX. NOTE: Review is unable to confirm deposits are business related as the statements do not provide transaction detail for wire transfers, deposits, or checks. Additional detail provided within the original finding. -- Per guidelines section XXX Restrictions, A consistent pattern of withdrawals exceeding deposits on a monthly basis or evidence of a decline in earnings may result in disqualification;

Original Finding - Missing source of large deposits. The deposits appear to have been immediately withdrawn and the borrower is indicated to have a XXX% expense ratio and no employees. DTI XXX% > XXX% Max with the large deposits excluded in qualifying.

XXX - Deposits
XXX XXX Wire, XXX XXX Wire, XXX XXX Deposit, XXX XXX Wire, XXX XXX Wire, XXX XXX Deposit

These deposits total XXX, which is XXX% of the total income for the year. If these deposit are not income related the income stream would be declining and the self-employment income would be ineligible. It is noted that the review calculated income of XXX excluding the unsourced large deposits is in line with the base income on the prior loan application for the purchase transaction of XXX, as per the fraud report (pg XXX).

XXX XXX Transfer, XXX XXX  XXX, XXX XXX  XXX, XXX XXX  XXX XXX  XXX, XXX $XXX  XXX, XXX $XXX Withdrawal, XXX $XXX Transfer

XXX XXX - Deposits
XXX $XXX Deposit, XXX $XXX Deposit, XXX $XXX Deposit
Withdrawals -
XXX $XXX  XXX, XXX $XXX  XXX, XXX $XXX  XXX, XXX $XXX  XXX, XXX $XXX  XXX, XXX $XXX Transfer, XXX $XXX Transfer

Bank statements do not include copies of the cancelled checks.

XXX - Deposit
XXX $XXX Deposit
Withdrawal -
XXX $XXX Transfer

Total unsourced large deposits in the XXX months of $XXX is XXX% of the total deposits over the XXX months reviewed. -- Per guidelines, Large and/or unusual deposits, wire transfers, and transfers from other accounts may require additional documentation including letter of explanation, third party documentation, etc., or may be removed from consideration. Evidence of a decline in earnings may result in disqualification.	XXX	Verified credit history - XXX Middle Credit Score > XXX Minimum Required.;	XXX While income variability is present, the history does not show a sustained or directional decline in earnings as stated by the guideline. The most recent XXX mo. period has strong deposits, including a material inflow in XXX contradicts a XXX.
XXX Deposits
XXX As the lock request date is XXX, XXX, the applicable guidelines are those dated XXX. Under that version, there is no requirement for a large deposit.	XXX Received response from lender, While income variability is present, the deposit history does not demonstrate a sustained or directional decline in earnings as contemplated by the guideline. The most recent XXX-month period concludes with strong deposits, including a material inflow in XXX, which contradicts a downward earnings trend. The guideline references “XXX,” not uneven deposit timing or concentration, and no evidence has been provided that recent deposits are non-recurring or ineligible. -- Agree, guideline does not address irregular deposit trend, only declining income. Withdrawals over XXX of XXX months > deposits, but there is no pattern. Income has decreased over the most recent XXX months, so most recent XXX months used for review as required per guidelines.
XXX Partially agree, Received updated guidelines which have no requirement to source deposits. Note that withdrawals over XXX of XXX months > deposits, but there is no pattern. Income has decreased over the most recent XXX months, so most recent XXX months used for review as required per guidelines. Over XXX% of the income for the most recent XXX months was deposited in the last XXX months, which indicates income was decreasing over the prior XXX months in the most recent XXX months. Borrower should address the decline in regular deposits over the most recent XXX months. Per guidelines, evidence of a decline in earnings may result in disqualification.
													XXX Review used MCM Guidelines Effective XXX. Per guidelines 8.4.3, Large and/or unusual deposits, wire transfers, and transfers from other accounts may require additional documentation including letter of explanation, third party documentation, etc., or may be removed from consideration. 8.4.1 Requirements, Evidence of a decline in earnings may result in disqualification.	XXX	C	A	C	A	C	A	C	A	C	A
2026H11604	XXX	XXX	XXX	Credit	Guideline Exception(s)	XXX	1	Closed	Subject is located in XXX. -- Per guidelines, XXX, XXX, Primary & Second Home XXX, XXX.	XXX	Verified credit history - XXX Middle Credit Score > XXX Minimum Required.;	XXX Please provide the guidelines that reflect this.	XXX Received updated guidelines. Updated guidelines only include XXX and XXX under geographical restrictions.
													XXX XXX with effective date XXX, Ineligible States - XXX, XXX, Primary & Second Home XXX, XXXXXX.	XXX	C	A	C	A	C	A	C	A	C	A
2026H11604	XXX	XXX	XXX	Credit	CLTV Exceeds Max Allowed	XXX	1	Closed	XXX% CLTV > XXX% Max Allowed. Property was acquired XXX < XXX months from the application date of XXX. -- Per guidelines, If the subject property was acquired ≥ XXX but < XXX months from application date, the appraised value may be used to determine loan-to-value when the following applies:
XXX, Field Review, or XXX Collateral Underwriter/ XXX Review w/score of XXX or less (copy of the Submission Summary Report required)
Maximum XXX% LTV	XXX	Verified credit history - XXX Middle Credit Score > XXX Minimum Required.;	XXX There is no such requirement in the guidelines attached.	XXX Received updated guidelines. Guideline seasoning requirement for cash-out HELOC is XXX months. Finding is cleared as seasoning requirement is met.
XXX Revised guidelines are dated XXX, which is after the loan closed on XXX. -- Per guidelines 3.3.1.2 Cash Out Refinance, If the subject property was acquired ≥ XXX but < XXX months from application date, the appraised value may be used to determine loan-to-value when the following applies:
XXX, Field Review, or FNMA Collateral Underwriter/ FHLMC Loan Collateral
Advisor Review w/score of XXX or less (copy of the Submission Summary Report required)
													Maximum XXX% LTV	XXX	C	A	C	A	C	A	C	A	C	A
2026H11604	XXX	XXX	XXX	Credit	Missing Employment doc (VOE)	XXX	1	Closed	Missing verification of self-employment completed within XXX business days of closing. CPA letter in file dated XXX > XXX business days at closing on XXX. -- Per guidelines, Verification of business existence required within XXX business days of closing.	XXX	Verified credit history - XXX Middle Credit Score > XXX Minimum Required.;	XXX Guidelines state that XXX are not required on non-wage earners.	XXX Received updated guidelines. Agree, no requirement for a VOE under the bank statement program.
													XXX Per guidelines 8.4.2, Verification of business existence required within XXX business days of closing	XXX	C	A	C	A	C	A	C	A	C	A
2026H11604	XXX	XXX	XXX	Credit	Missing CPA Letter	XXX	1	Closed	NEW - Received updated guidelines XXX. Missing CPA letter confirming borrowers expense factor of XXX%. -- Per guidelines section XXX Minimum Expense Ratio, Amounts less than XXX% would require: a third party prepared, CPA/Tax Preparer Statement.	XXX	Verified credit history - XXX Middle Credit Score > XXX Minimum Required.;	XXX Expense letter attached	XXX Finding is cleared with the CPA letter confirming borrowers expense ratio of XXX%.	XXX	C	A	C	A	C	A	C	A	C	A
2026H11603	XXX	XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	2	Acknowledged	Affiliated Business Disclosure is not in file. Coded unknown fees to Affiliate. No change in compliance results.		Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Verified credit history - Middle Credit Score XXX > XXX Minimum Required.; Low LTV/CLTV/HCLTV - XXX% CLTV < XXX% Max Allowed.;		XXX EV2/B Non-Material	XXX	C	B	C	B	C	B	C	B	C	B
2026H11603	XXX	XXX	XXX	Credit	Income Documentation is Insufficient	XXX	1	Closed	Missing pension award letter documenting $XXX pension income per month. The loan does not qualify without the use of the pension income. Per UW worksheet an award letter was provided.	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Verified credit history - Middle Credit Score XXX > XXX Minimum Required.; Low LTV/CLTV/HCLTV - XXX% CLTV < XXX% Max Allowed.;	XXX Please see attached XXX Please refer to the attached documentation confirming XXX years of pension income receipts and the most recent XXX months of pension receipts. XXX Award letter attached	XXX Finding is cleared with the attached email from XXX confirming borrower lifetime pension.
XXX Received asset statement reflecting a benefit payment of $XXX posted to the borrowers account on XXX. The asset statement does not identify XXX Retirement System. -- Finding remains. An email to lender from XXX Retirement System, XXX, can be accepted to clear the finding. The email should confirm borrowers lifetime benefit.
													XXX Finding is partially cleared with the attached letter. Missing is documentation to evidence that the document was received directly from XXX Retirement Systems. The letter is typewritten signed via facsimile signature and borrower is not of retirement age, XXX age.	XXX	C	A	C	A	C	A	C	A	C	A
2026H11603	XXX	XXX	XXX	Credit	Final 1003 Application is Incomplete	XXX	1	Closed	REO schedule does not include additional REO identified in the XXX and fraud report (pg XXX). The XXX reflects a homestead exemption, but subject is indicated to be owner occupied. Disposition of the property is to be confirmed.	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Verified credit history - Middle Credit Score XXX > XXX Minimum Required.; Low LTV/CLTV/HCLTV - XXX% CLTV < XXX% Max Allowed.;	XXX The additional REO (XXX, XXX) is owned by the borrower's parents. The borrower, XXX, shares the same name as his father, but with the XXX." I’ve attached the XXX for reference.	XXX Finding is cleared with the attached XXX XXX report confirming the potential undisclosed REO belongs to the father with shared name, homestead exemption noted.	XXX	C	A	C	A	C	A	C	A	C	A
2026H11603	XXX	XXX	XXX	Credit	Missing proof of PITI payment on non-subject property	XXX	1	Closed	Missing documented insurance for non-subject REO, XXX (pg XXX). Final DTI calculation is pending receipt of the undocumented liability.	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Verified credit history - Middle Credit Score XXX > XXX Minimum Required.; Low LTV/CLTV/HCLTV - XXX% CLTV < XXX% Max Allowed.;	XXX The additional REO (XXX) is owned by the borrower's parents. The borrower, XXX, shares the same name as his father, but with the XXX. XXX HOI uploaded, this is a second lien. XXX collects for XXX.	XXX Finding is cleared with the attached Lexis Nexis report confirming the potential undisclosed REO belongs to the father with shared name, homestead exemption noted.
													XXX Attached EOI is for the subject property. -- Finding remains. Missing documented insurance for non-subject REO,XXX(pg XXX). Final DTI calculation is pending receipt of the undocumented liability.	XXX	C	A	C	A	C	A	C	A	C	A
2026H11602	XXX	XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	2	Acknowledged	XXX and XXX Disclosures are not in file. (XXX is a XXX, XXX fee paid to lender, so no fees appear to be paid to a possible affiliate).		Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Verified credit history - Middle Credit Score XXX > XXX Min Required.;		XXX EV2/B - Non-Material	XXX	C	B	C	B	C	B	C	B	C	B
2026H11602	XXX	XXX	XXX	Credit	Missing Letter of Explanation	XXX	1	Closed	Missing letter of explanation addressing the most recent overdraft reported XXX (pg XXX). The letter in file does not address the overdraft in XXX (pg XXX).	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Verified credit history - Middle Credit Score XXX > XXX Min Required.;	XXX LOE UPLOADED XXX Guideline doesn’t require an LOE for overdrafts. Additionally, there is only a single instance of an overdraft noted in the file.	XXX Finding is cleared with the attached LOE. XXX Refer to guidelines 8.4.1, More than XXX events in the past XXX months must be satisfactorily explained by the borrower.	XXX	C	A	C	A	C	A	C	A	C	A
2026H11605	XXX	XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	2	Acknowledged	XXX and XXX Disclosures are not in file. Fees paid to a national level provider and not tested as an affiliate.		Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Verified credit history - Middle credit score XXX > XXX Minimum Required.; Low LTV/CLTV/HCLTV - XXX% CLTV < XXX% Max Allowed.;		XXX EV2/B - Non-Material	XXX	C	B	C	B	C	B	C	B	C	B
2026H11605	XXX	XXX	XXX	Property	Missing Copy of Original Appraisal report	XXX	1	Closed	Missing XXX. Only XXX provided for review. -- Per guidelines XXX - For loan amounts < $XXX, one of the following is required: XXX from approved provider with acceptable forecast standard deviation (FSD) score and confidence rating:
Approved providers include: XXX, XXX, XXX, XXX, XXX, XXX, and XXX.
Acceptable confidence ratings are ≥ XXX% and acceptable FSD scores are ≤ XXX.
AVMs must include property condition report or comparable report.
Note: If the XXX does not provide the required FSD score or confidence rating, XXX is considered ineligible, and an Exterior-Only or Full Interior Appraisal is required.
iQuant Ext Appraisal Report
Exterior-Only Inspection Residential Appraisal Report (XXX Form XXX or XXX)
Full Interior Appraisal (FNMA Form 1004, 1073, or 102	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Verified credit history - Middle credit score XXX > XXX Minimum Required.; Low LTV/CLTV/HCLTV - XXX% CLTV < XXX% Max Allowed.;	XXX XXX is the guidelines used XXX Please refer to the attached snip of guideline it confirms AVM score needed > XXX% XXX AVM attached	XXX Reviewed to updated premiere guidelines. Per gl, Second Lien HELOCs: Loan Amount ≤ $XXX AND LTV XXX% - XXX, XXX, XXX, XXX, XXX, XXX, or XXX AVM with a confidence rate > XXX% and Property Condition Inspection (PCI). -- Finding is cleared. Veros score of XXX.
XXX  Waiting for lender to confirm which guidelines were to be used.
XXX Attached AVM confidence score of XXX < XXX minimum required. -- Per guidelines, Acceptable confidence ratings are ≥ XXX% and acceptable FSD scores are ≤ XXX. AVMs must include property condition report or comparable report. Note: If the AVM does not provide the required FSD score or confidence rating, AVM is considered ineligible, and an Exterior-Only or Full Interior Appraisal is required.
iQuant Ext Appraisal Report
Exterior-Only Inspection Residential Appraisal Report (FNMA Form XXX or 1075)
													Full Interior Appraisal (FNMA Form 1004, 1073, or 102	XXX	D	A	D	A	D	A	D	A	D	A
2026H11605	XXX	XXX	XXX	Credit	Missing Lender Project XXX Classification	XXX	1	Closed	Missing lender's XXX project approval with warrantable or non-warrantable classification. No HOA Questionnaire provided in file.-- Per guidelines, Property Types - Eligible: Warrantable XXX; Ineligible: Non-Warrantable XXX, XXX, or Age-Restricted Communities.	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Verified credit history - Middle credit score XXX > XXX Minimum Required.; Low LTV/CLTV/HCLTV - XXX% CLTV < XXX% Max Allowed.;	XXX attached.
XXX As it pertains to HELOC's under the XXX product, XXX questionnaires & budgets are not required. Master insurance attached. XXX - meeting the requirements as set forth in Section 2.9.3.5.
XXX XXX is the guidelines used
XXX XXX Tree does not require
XXX A 3rd party XXX review and HOA questionnaire would not be required for XXX HELOC loans.	XXX Received updated guidelines. Per XXX XXX, HELOCs: meet the HELOC XXX Requirements detailed in Section 2.9.3.5. Per 2.9.3.5, XXX - The master insurance policy for XXX is acceptable if the policy shows the effective dates, at least $XXX in general liability coverage per occurrence, and references the subject property address or condo project name.
Walls-In
When the XXX does not contain walls-in coverage, an XXX policy is also required showing the subject property address, the effective dates, and the total annual premium. The annual premium must be included in the proposed housing expense.
--Finding is cleared with the attached master evidence of liability insurance. Master evidence of property and XXX insurance is in file.
XXX Disagree, lender must document in file how the project was reviewed (e.g. limited or full review) and whether the project is deemed to be warrantable or non-warrantable.
XXX Finding reviewed to updated premiere guidelines. -- Finding remains. Missing is the lender's XXX project approval with  warrantable or non-warrantable classification. No HOA Questionnaire provided in file. No evidence of a limited or full review in file. -- Per guidelines, Property Types - Eligible: Single Family Detached, Townhome, XXX Units, Warrantable XXX. Property Types - Ineligible: XXX that do not meet the HELOC XXX Requirements detailed in Section 2.9.3.5.
XXX Waiting for lender to confirm which guidelines were to be used.
													XXX Lenders project classification is unknown. Missing is the lender's XXX project approval with warrantable or non-warrantable classification. No HOA Questionnaire provided in file. -- Per guidelines, Property Types - Eligible: Warrantable XXX; Ineligible: Non-Warrantable XXX, XXX, or Age-Restricted Communities.	XXX	C	A	C	A	C	A	C	A	C	A
2026H11605	XXX	XXX	XXX	Credit	Missing Letter of Explanation	XXX	1	Closed	Missing letter of explanation from the borrower unknown address, XXX, reporting under the borrowers social security number on the credit report and fraud report (pg XXX).	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Verified credit history - Middle credit score XXX > XXX Minimum Required.; Low LTV/CLTV/HCLTV - XXX% CLTV < XXX% Max Allowed.;	XXX Additional address reflecting in credit and fraud report XXX is not owned by borrower as per property profile. Please see attached.	XXX PDR confirms owner of property sharing similar name, XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2026H11605	XXX	XXX	XXX	Credit	Entity Documentation is Insufficient	XXX	1	Closed	Missing CPA letter or operating agreement confirming borrowers XXX% ownership of Tot XXX. -- Per guidelines 8.4.2, Ownership percentage must be documented via CPA letter, Operating Agreement, or equivalent.	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Verified credit history - Middle credit score XXX > XXX Minimum Required.; Low LTV/CLTV/HCLTV - XXX% CLTV < XXX% Max Allowed.;	XXX XXX is the guidelines used XXX XXX XXX Bylaws are acceptable for business ownership. Please see below snip of guidelines and By laws have Number of Shares - XXX XXX Corporate docs uploaded	XXX Finding rereviewed to the updated premiere guidelines. Per guidelines, Third Party accountant letter, Operating agreement(single member) or equivalent stating ownership percentage (example of equivalent documentation can include but not limited to: Partnership Agreement, Articles of Incorporation, EIN (must reflect sole proprietor)). -- Finding is cleared with the corporate minute book and stock ledger posted from SOS on XXX, corporate data reflects borrower as shareholder with XXX shares.
XXX Please provide the effective date of the guidelines.
XXX Lender to confirm which guidelines the loan is to be reviewed.
													XXX Attached SOS and ByLaws are insufficient to confirm ownership percentage. Missing CPA letter or operating agreement confirming borrowers XXX% ownership of Tot XXX.	XXX	D	A	D	A	D	A	D	A	D	A
2026H11605	XXX	XXX	XXX	Credit	Missing Employment doc (VOE)	XXX	2	Acknowledged	Missing verification of business, XXX, existence within XXX business days of closing XXX, as required per guidelines XXX.	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Verified credit history - Middle credit score XXX > XXX Minimum Required.; Low LTV/CLTV/HCLTV - XXX% CLTV < XXX% Max Allowed.;	XXX Please see attached XXX VOE ATTAHCED	XXX - Finding is downgraded to EV2/B with the attached post-consummation dated SOS search which is in support of the SOS in file.
													XXX Attached business search is not dated, thus unable to confirm completed within XXX business days of closing XXX, as required per guidelines 8.4.2.	XXX	C	B	C	B	C	B	C	B	C	B
2026H11606	XXX	XXX	XXX	Compliance	Scrivener's Error	XXX	2	Acknowledged	Address zip code on Mortgage is listed as XXX which is inaccurate for XXX. Title Commitment lists zip code as XXX.		Verified credit history - Middle Credit Score XXX > XXX Minimum Required.; Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Low LTV/CLTV/HCLTV - XXX% CLTV < XXX% Max Allowed.;	XXX uploaded	XXX EV2/B Received scriveners affidavit of DOT.	XXX	C	B	C	B	C	B	C	B	C	B
2026H11606	XXX	XXX	XXX	Compliance	Scrivener's Error	XXX	2	Acknowledged	Address zip code on Note is listed as XXX which is inaccurate for XXX. Title Commitment lists zip code as XXX.		Verified credit history - Middle Credit Score XXX > XXX Minimum Required.; Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Low LTV/CLTV/HCLTV - XXX% CLTV < XXX% Max Allowed.;	XXXuploaded	XXX EV2/B - Received corrected note with LOE addressed to borrower addressing the clerical error (Refer ROR 0009) and scriveners affidavit of DOT.	XXX	C	B	C	B	C	B	C	B	C	B
2026H11606	XXX	XXX	XXX	Compliance	Loan Disbursement Date is on or before the required Right of Rescission Expiration Date	XXX	1	Closed	ROR lists expiration date as XXX. HUD Settlement Statement lists the disbursement date as XXX. (Closing Page XXX) -- The loan disbursement date (XXX) is earlier than, or the same day as, the calculated "XXX" (XXX). Under Reg Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z)	XXX	Verified credit history - Middle Credit Score XXX > XXX Minimum Required.; Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Low LTV/CLTV/HCLTV - XXX% CLTV < XXX% Max Allowed.;	XXX Corrected HUD XXX EMAIL CONFIRMATION FROM TITLE XXX uploaded	XXX Finding is cleared with the attached corrected settlement statement, Disbursement and Interest From Date XXX.
XXX Loan Disbursement Date XXX and Interest From XXX on HUD do not match. Prepaid interest of XXX days from XXX to XXX appears to be correct, but the interest from date appears to be inaccurate.
													XXX Attached settlement statement matches to the settlement statement in file except for the disbursement date is changed from XXX to XXX. Review is unable to determine which settlement statement is final. Missing confirmation from the settlement agent of the date the loan was disbursed.	XXX	C	A	C	A	C	A	C	A	C	A
2026H11606	XXX	XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	2	Acknowledged	XXX and XXX Disclosures are not in file. Tested fees as paid to providers and not to affiliates.		Verified credit history - Middle Credit Score XXX > XXX Minimum Required.; Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Low LTV/CLTV/HCLTV - XXX% CLTV < XXX% Max Allowed.;		XXX EV2/B Non-Material	XXX	C	B	C	B	C	B	C	B	C	B
2026H11607	XXX	XXX	XXX	Credit	Missing XXX	XXX	1	Closed	Missing certificate of Trust and/or Trust agreement,XXX. XXX dated XXX.	XXX	Verified credit history - Middle Credit Score XXX > XXX Minimum Required.; Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating on first lien.;	XXX Please see attached	XXX Finding is cleared with the attached copy of the trust agreement.	XXX	C	A	C	A	C	A	C	A	C	A
2026H11607	XXX	XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	2	Acknowledged	XXX and XXX Disclosures are not in file. XXX is national level provider, no fees tested as paid to an affiliate.		Verified credit history - Middle Credit Score XXX > XXX Minimum Required.; Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating on first lien.;		XXX EV2/B - Non-material	XXX	C	B	C	B	C	B	C	B	C	B
2026H11607	XXX	XXX	XXX	Credit	HOA Payment is not verified	XXX	1	Closed	Missing verification of the HOA fee of $XXX.	XXX	Verified credit history - Middle Credit Score XXX > XXX Minimum Required.; Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating on first lien.;	XXX HOA payment attached	XXX Finding is cleared with the attached HOA payment coupon.	XXX	C	A	C	A	C	A	C	A	C	A
2026H11607	XXX	XXX	XXX	Credit	XXX is expired.	XXX	1	Closed	Missing master property insurance renewal. XXX in file expired XXX.	XXX	Verified credit history - Middle Credit Score XXX > XXX Minimum Required.; Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating on first lien.;	XXX please see attached. XXX Please see master policy renewal. XXX hazard attached	XXX Finding is cleared with the attached unexpired master evidence liability insurance. Master certificate of property insurance with new expiration date of XXX previously.
XXX Finding is partially cleared with the attached master certificate of property insurance with new expiration date of  XXX. Still missing the master certificate of liability insurance with new expiration date.
													XXX Attached XXX is insufficient to satisfy the finding. Missing master property insurance renewal. Master policy in file expired XXX	XXX	C	A	C	A	C	A	C	A	C	A
2026H11607	XXX	XXX	XXX	Credit	Missing Letter of Explanation	XXX	1	Closed	Letter of explanation to source large deposits is insufficient, explanations do not identify which deposits are being addressed.	XXX	Verified credit history - Middle Credit Score XXX > XXX Minimum Required.; Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating on first lien.;	XXX Supporting document for verifying proof of deposits made in XXX #XXX for the following deposits: $XXX on XXX; $XXX on XXX; $XXX on XXX; $XXX on XXX; $XXX on XXX."	XXX Finding is cleared with lender's posted response and supporting documentation.	XXX	C	A	C	A	C	A	C	A	C	A
2026H11607	XXX	XXX	XXX	Credit	Credit Documentation is Insufficient	XXX	1	Closed	Credit inquiry letter indicates that a new credit card was opened as a result of the XXX credit inquiry on XXX (pg XXX), however the new tradeline is not reporting on the credit report. Missing verification of the new liability.	XXX	Verified credit history - Middle Credit Score XXX > XXX Minimum Required.; Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating on first lien.;	XXX this is the same account referenced as the "XXX" in the XXX inquiry letter. Attached: new XXX billing statement from the borrower.
XXX The borrower was seeking a credit limit increase for XXX #XXX, which is already reported on the credit report. This is the same account referenced as the "XXX" in the August inquiry letter. I've attached the new XXX billing statement	XXX Finding is cleared with the attached billing statement, XXX XXX, that shows the borrower receiving promotional XXX of XXX% on balance transfer.
													XXX Finding is related to the XXX XXX credit inquiry, new credit acquired XXX interest credit card (pg XXX). XXX was opened XXX. The credit increase relates to the XXX credit inquiry with XXX XXX (pg XXX).	XXX	C	A	C	A	C	A	C	A	C	A
2026H11609	XXX	XXX	XXX	Compliance	Missing proof that all title holders received a copy of the Final CD at or prior to closing	XXX	1	Closed	Missing settlement statement signed by non-borrowing spouse and title holder, XXX. The settlement statement reflects the incorrect name, XXX, instead of XXX for the non-borrowing spouse. The borrower lined through and initialed what was supposed to be the non-borrowing spouses signature line.	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.;	XXX Corrected Settlement Statement.	XXX Finding is cleared with the attached settlement statement signed by non-borrowing spouse and title holder.	XXX	C	A	C	A	C	A	C	A	C	A
2026H11609	XXX	XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	2	Acknowledged	XXX and XXX Disclosures are not in file. Title fees paid to a national level provider, no fees tested as paid to an affiliate.		Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.;		XXX EV2/B Non-material	XXX	C	B	C	B	C	B	C	B	C	B
2026H11609	XXX	XXX	XXX	Property	Missing Copy of Original Appraisal report	XXX	1	Closed	Missing AVM + PCI, AVM score XXX with Value $XXX, per UW comments. -- Per guidelines, Second Lien HELOCs: Loan Amount ≤ $XXX AND LTV XXX% - XXX or XXX AVM with a confidence rate > XXX% and Property Condition Inspection (PCI).	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.;	XXX Please see attached.	XXX Finding is cleared with the attached AVM+PCI with confidence score > XXX.	XXX	D	A	D	A	D	A	D	A	D	A
2026H11609	XXX	XXX	XXX	Credit	Missing proof of PITI payment on non-subject property	XXX	1	Closed	Missing documented insurance liability, or confirmation of none, from borrower for non-subject REO: XXX XXX XXX XXX	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.;	XXX HOI policies were not required because the properties are free and clear of any mortgage liens. However, if you require a borrower LOE confirming there are no applicable HOI policies on those free-and-clear properties, we will obtain it.
XXX The additional REOs are all free and clear, so taxes were included, but HOI wasn’t.
Here's an additional snippet for your reference:
XXX  Can you please specify which REOs’ PITIA we should consider?
XXX Additional REOs are all free and clear, which is why an HOI policy was not asked	XXX Agree, FNMA only addresses mortgaged real estate in qualifying impact of other REO, as insurance is at the owners discretion for properties owned free and clear.
XXX All liabilities must be documented and considered in qualifying. Missing documented insurance liability for non-subject REO, or confirmation that there are no insurance policies from borrower. A post-consummation dated email from the borrower confirming that there is no insurance policies on the the non-subject REO can be accepted. If the borrower confirms that there are active policies then the insurance premiums must be documented and considered.
XXX Missing documented insurance liability, or confirmation of none, from borrower for non-subject REO:
XXX
XXX
XXX
													XXX PITIA for all subject REO must be documented and considered in qualifying.	XXX	C	A	C	A	C	A	C	A	C	A
2026H11609	XXX	XXX	XXX	Credit	Missing Verification of Liability (Contingent or Otherwise)	XXX	1	Closed	Missing XXX Annual HOA billing statement for subject property. Billing statement in file is dated > XXX days at closing (pg XXX). -- Per guidelines, Credit, Income and Assets = XXX days.	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.;	XXX The HOA documentation has not been released as of now.
XXX HOA statement covers up to XXX. Please clarify why it’s considered stale (>XXX days), as per my understanding - XXX annual statement has not yet been generated
XXX Please see attached.	XXX Can the borrower provide bank statement, email from HOA, or cancelled check showing that the XXX payment was made?
XXX Loan closed XXX, which is after the XXX annual HOA fee due date XXX. The billing statement should have been issued prior to the due date and prior to closing.
													XXX Attached HOA statement is for bill period XXX-XXX > XXX days. A post-consummation dated verification of the annual HOA fee can be accepted in support of the stale-dated document; as long as the charges don't increase above tolerance.	XXX	C	A	C	A	C	A	C	A	C	A
2026H11609	XXX	XXX	XXX	Credit	Unacceptable transaction type	XXX	1	Closed	Cash Out refinance is not allowed for loan amounts $XXX-$XXX with credit score of < XXX. Borrowers middle credit score XXX.	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.;	XXX Borrower is within the matrix that you provided.
XXX Can you please share the matrix?
XXX Please refer to the snippet below from MCM Premier’s Matrix, which clearly indicates that a loan amount of $XXX is permitted with a FICO score of XXX	XXX Received updated matrix, minimum credit score required for cash out refi with LTV XXX% or less is XXX.
XXX Escalated for review.
XXX Emailed a copy to XXX C and XXX V.
													XXX Attached matrix isn't dated. Review used matrix dated XXX. Additionally, review DTI XXX%. Matrix dated XXX allows for DTI up to XXX%, but the attached max is XXX%.	XXX	C	A	C	A	C	A	C	A	C	A
2026H11609	XXX	XXX	XXX	Credit	Back-end Ratio exception (DTI)	XXX	1	Closed	Review DTI XXX% > XXX% Max Allowed. Income calculator included $XXX Payment Correction on XXX and a transfer of $XXX posted XXX excluded for review.	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.;	XXX please see attached, DTI is under XXX%	XXX Finding is cleared with the attached revised income calculation, 1008 / 1003, and loan approval. Review DTI XXX% with Together liability that was paid at closing excluded. Updated approved DTI XXX%, variance < XXX%. Revision is considered non-material as the qualifying income was decreased.	XXX	C	A	C	A	C	A	C	A	C	A
2026H11608	XXX	XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	2	Acknowledged	XXX not in file. Coded unknown fees to Affiliate. No change in compliance results.		Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Low LTV/CLTV/HCLTV - XXX% CLTV < XXX% Max Allowed.; Verified credit history - Middle Credit Score XXX > XXX Minimum Required.;		XXX EV2/B - Non-Material	XXX	C	B	C	B	C	B	C	B	C	B
2026H11608	XXX	XXX	XXX	Property	Missing Copy of Original Appraisal report	XXX	1	Closed	Missing AVM, only PCI provided in file. Per UW notes, AVM pulled at submission came in with an acceptable confidence score. --
Per guidelines, XXX: Loan Amount ≤ $XXX AND LTV XXX%
									XXX AVM with a confidence rate > XXX% and Property Condition Inspection (PCI).	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Low LTV/CLTV/HCLTV - XXX% CLTV < XXX% Max Allowed.; Verified credit history - Middle Credit Score XXX > XXX Minimum Required.;	XXX condition uploaded	XXX Finding is cleared with the attached AVM, confidence score XXX%.	XXX	D	A	D	A	D	A	D	A	D	A
2026H11608	XXX	XXX	XXX	Credit	Guideline Exception(s)	XXX	1	Closed	Withdrawals > deposits in XXX of XXX months period reviewed. -- Per guidelines, A consistent pattern of withdrawals exceeding deposits on a monthly basis or evidence of a decline in earnings may result in disqualification.	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Low LTV/CLTV/HCLTV - XXX% CLTV < XXX% Max Allowed.; Verified credit history - Middle Credit Score XXX > XXX Minimum Required.;	XXX Lender provided response, Our initial underwriting determination—and our subsequent confirmatory review—did not conclude that the subject account reflects a consistent pattern of withdrawals exceeding deposits on a monthly basis that would warrant disqualification under the applicable guideline.

While certain months reflect withdrawals in excess of deposits, the activity does not evidence a decline in earnings, deteriorating liquidity, or unsustainable cash flow. Over the period analyzed, the account reflects aggregate deposits in excess of $XXX, with net excess withdrawals of approximately $XXX, equating to an average net outflow of approximately $XXX per month. In the context of the overall deposit volume, this variance is immaterial and not indicative of financial stress.

The borrower further demonstrates a strong and well-established credit profile, including a XXX credit score and no reported late payments of any kind since XXX, supporting a long-standing history of responsible debt management.

From an income stability standpoint, the borrower has XXX years of continuous self-employment. The account activity reviewed does not exhibit characteristics typically associated with adverse business performance—such as escalating deficits, erratic withdrawal behavior, or reliance on debt to sustain operations—but instead reflects routine liquidity management.

Based on the totality of the borrower’s credit, income, and cash-flow profile, we conclude that the observed deposit and withdrawal activity does not represent a material risk factor and does not warrant disqualification under the guideline, which expressly provides that such patterns may, but do not automatically, result in disqualification.

													--Agree, with posted response. Review confirmed borrower is maintaining an average remaining balance sufficient to support XXX months qualifying income, thus no indication of depleting reserves. XXX+ years self-employment verified and XXX months satisfactory mortgage rating confirmed on subject / primary residence. It is noted that the amount withdrawn increased during the summer months while the borrower was completing a large commercial project and has since declined since the project was completed and payment posted to the account.	XXX	C	A	C	A	C	A	C	A	C	A
2026H11608	XXX	XXX	XXX	Credit	Entity Documentation is Insufficient	XXX	1	Closed	Missing business questionnaire as required per guidelines XXX	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Low LTV/CLTV/HCLTV - XXX% CLTV < XXX% Max Allowed.; Verified credit history - Middle Credit Score XXX > XXX Minimum Required.;	XXX The questionnaire uploaded previously was from initial submission. This final version is in line with the requirements in the guidelines in that the renting of space, employees, or equipment would not impact the expense factor or eligibility of the income.
XXX Business Questionnaire	XXX Finding is cleared with the attached self-employed business narrative form. Guidelines do not explicitly states what information is required. Attached form includes name of business, ownership percentage, legal structure, and nature of business.
													XXX Attached business questionnaire appears to be incomplete. Business provides Commercial Glass Repair, Commercial Storefront Repair & Replacement, XXX and XXX Replacement. The website shows company vans carrying equipment, but the attached business questionnaire indicates that there is no business space, heavy equipment or employees. Missing a complete questionnaire that provides detailed information about the business.	XXX	D	A	D	A	D	A	D	A	D	A
2026H11612	XXX	XXX	XXX	Credit	Credit Documentation is Insufficient	XXX	1	Closed	XXX. Missing the following documents:

1) XXX,
2) EIN verification or W9 for the borrowing entity,
3) Letter from borrower confirming the LLC was established to manage real estate. -- Per guidelines, Purpose of the LLC is for the ownership and management of real estate.
4) Business purpose affidavit. -- Per guidelines, The Lender must ensure loans vested in an LLC are solely business-purpose loans for the purchase or refinance of investment properties.	XXX	Verified credit history - Middle Credit Score XXX > XXX Minimum Required.; Verified housing payment history - Credit report confirms XXX+ months satisfactory mortgage rating.;	XXX LOE uploaded
XXX We do not require the XXX per our guidelines nor a letter from the borrower LLC was established to manage real estate.
XXX LLC documents uploaded. We do not explicitly require the EIN or a LOE for the borrower to provide.	XXX Finding is cleared with the attached letter, This is to confirm that my entity XXX was formed for the purpose of owning and managing real estate.
XXX  The operating agreement does not satisfy the guidelines requirement as it does not confirm the business was formed to manage real estate, thus a letter from the borrower would be required.
													XXX Finding is partially cleared with the attached business purpose affidavit and certificate of formation. Missing Certificate of Good Standing and letter from borrower confirming the LLC was established to manage real estate. The operating agreement states the purpose of the company is to engage in any lawful act or activities. -- Per guidelines, Purpose of the LLC is for the ownership and management of real estate.	XXX	C	A	C	A	C	A	C	A	C	A
2026H11612	XXX	XXX	XXX	Credit	Missing personal guarantee(s).	XXX	2	Acknowledged	Borrower is LLC. Missing Personal Guaranty signed by individual member of LLC. -- Per guidelines XXX, Borrowers must be personally obligated on the transaction.		Verified credit history - Middle Credit Score XXX > XXX Minimum Required.; Verified housing payment history - Credit report confirms XXX+ months satisfactory mortgage rating.;	XXX XXX	XXX Finding is downgraded with the attached post-consummation dated guaranty.	XXX	C	B	C	B	C	B	C	B	C	B
2026H11612	XXX	XXX	XXX	Property	Missing Third Party Appraisal Review	XXX	1	Closed	Missing AVM with to support the value of $XXX. Only PIC provided. -- Per guidelines, XXX: Loan Amount ≤ $XXX AND LTV XXX% - XXX AVM with a confidence rate > XXX% and Property Condition Inspection (PCI).	XXX	Verified credit history - Middle Credit Score XXX > XXX Minimum Required.; Verified housing payment history - Credit report confirms XXX+ months satisfactory mortgage rating.;	XXX AVM	XXX Finding is cleared with the attached AVM; confidence score XXX% > XXX% required.	XXX	C	A	C	A	C	A	C	A	C	A
2026H11612	XXX	XXX	XXX	Credit	Guideline Exception(s)	XXX	2	Acknowledged	Loan is vested in the name of XXX. -- Per guidelines 20.12, Vesting is not permitted in the name of an LLC, Corporation or Partnership.		Verified credit history - Middle Credit Score XXX > XXX Minimum Required.; Verified housing payment history - Credit report confirms XXX+ months satisfactory mortgage rating.;	XXX Exception granted to vest under LLC	XXX EV2/B - Lender approved exception based on the following compensating factors: XXX FICO, XXX Months of Reserves Subject, Vested in LLC XXX Years, $XXX/Month in Residual Income	XXX	C	B	C	B	C	B	C	B	C	B
2026H11612	XXX	XXX	XXX	Credit	Non-Arms Length Transaction	XXX	2	Acknowledged	Potential non-arm's length transaction between the borrower, XXX, and loan officer, XXX, was not satisfactorily addressed (pg XXX). -- Per guidelines 4.8, Non-arm’s length transactions are not allowed. These include but are not limited to affiliates of the applicant such as: Owners, employees or family members of the origination lender.	Verified credit history - Middle Credit Score XXX > XXX Minimum Required.; Verified housing payment history - Credit report confirms XXX+ months satisfactory mortgage rating.;	XXX The guidelines says owners, employees or family members of XXX. The XXX is NOT part of the lender's organization therefore this does not apply.
XXX - Recd response from investor, For XXX, this non arm’s length transaction loan requires an underwriting exception. Please see the attached exception form template; MCM will need to submit the exception to AOCA for approval. For any N/A fields, you may leave blank.	XXX EV2/B - Investor Acknowledged Exception
XXX Please verify with XXX the intent of the guideline definition.

Per guidelines, Non-arm’s length transactions are not allowed. These include but are not limited to affiliates of the applicant such as:
-Family members related by blood or marriage to the seller
-Owners, employees or family members of the origination lender
-Builder/developers - a builder who buys the buyer’s existing home; applies to second home and investment transactions
													-Trading properties with the seller	XXX	C	B	C	B	C	B	C	B	C	B
2026H11612	XXX	XXX	XXX	Compliance	File Documentation is Incomplete (Compliance)	XXX	1	Closed	Missing first payment letter.	XXX	Verified credit history - Middle Credit Score XXX > XXX Minimum Required.; Verified housing payment history - Credit report confirms XXX+ months satisfactory mortgage rating.;	XXX Pay	XXX Finding is cleared with the attached first payment letter.	XXX	C	A	C	A	C	A	C	A	C	A
2026H11611	XXX	XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	2	Acknowledged	XXX and XXX Disclosures are not in file.		Verified credit history - Middle Credit Score XXX > XXX Minimum Required.;		XXX EV2/B Non-Material	XXX	C	B	C	B	C	B	C	B	C	B
2026H11611	XXX	XXX	XXX	Credit	Missing Employment doc (VVOE)	XXX	1	Closed	Missing SOS/Certificate of Good Standing, XXX. The entity was established XXX, and the business license does not reflect the self-employment business in the employment section (pg XXX, XXX). Borrower primarily receives income from other sources than real estate commission from XXX Realty, which is listed as the employer on the business license.	XXX	Verified credit history - Middle Credit Score XXX > XXX Minimum Required.;	XXX attached XXX uploaded XXX uploaded	XXX Finding re-reviewed and cleared. Self-employment is satisfactorily documented with the active business license supported with XXX-months bank statements. File includes copies of cancelled checks and settlement statement to source income from real estate investments and property management associated with MSVG II Investments; XXX that was sold by XXX for which the borrower received payoff and reimbursement for construction costs used XXX Realty which is where the borrower is employed. Borrower is doing business in his name individually, not in the name of the business provided on the operating agreement in file. The real estate license continuing education history shows courses in real estate investing and understanding the landlord tenant act completed in XXX, which is in-line with the explanation in file that says he expanded his business to include real estate investments and property management.
XXX Borrower primarily receives income from other sources than real estate commission from XXX Realty, which is listed as the employer on the business license. Missing SOS/Certificate of Good Standing,XXX XXX.
XXX Response indicates a document was uploaded for review, but no documents are attached.
													XXX The business license does not reflect the self-employment business in the employment section. Borrower primarily receives income from other sources than real estate commission from XXX, which is listed as the employer on the business license. Missing SOS/Certificate of Good Standing, XXX Real Estate and Investments LLC.	XXX	C	A	C	A	C	A	C	A	C	A
2026H11611	XXX	XXX	XXX	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	XXX	1	Closed	Missing the documented insurance premium for subject property. EOI in file does not reflect the premium, XXX #XXX (pg XXX).	XXX	Verified credit history - Middle Credit Score XXX > XXX Minimum Required.;	XXX uploaded XXX uploaded	XXX Finding is cleared with the attached EOI that shows the annual premium. XXX Attached EOI shows the policy as being paid in full, but it does not show the amount of the policy premium.	XXX	C	A	C	A	C	A	C	A	C	A
2026H11611	XXX	XXX	XXX	Credit	Fraud report alerts have not been addressed	XXX	1	Closed	Missing PDR, XXX, that was used to address the potential undisclosed REO finding (pg XXX,XXX).	XXX	Verified credit history - Middle Credit Score XXX > XXX Minimum Required.;	XXX uploaded XXX uploaded	XXX Finding is cleared with the attached PDR evidencing borrower no longer has ownership of the property.
XXX Received the same fraud report presented in the original file. Missing is the PDR used to address the potential undisclosed REO, XXX. Cleared comments reflect, Additional REOs details verified using Property Detail
													Report.	XXX	C	A	C	A	C	A	C	A	C	A
2026H11611	XXX	XXX	XXX	Credit	Income Calculation Discrepancy	XXX	1	Closed	Approved DTI XXX% / Review Calculated DTI XXX%, Variance > XXX% is due to ineligible deposits being included in qualifying. Review excluded documented draw reimbursements and buyout which is not considered income. Finding can be cleared upon receipt of an updated 1008/1003 with ineligible deposits excluded:
XXX;
XXX;
XXX;
									XXX;	XXX	Verified credit history - Middle Credit Score XXX > XXX Minimum Required.;	XXX uploaded	XXX Finding is cleared with the attached revised 1008/1003; approved DTI updated to XXX%.	XXX	C	A	C	A	C	A	C	A	C	A
2026H11610	XXX	XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	2	Acknowledged	XXX/XXX not in file.		Verified credit history - Middle Credit Score XXX > XXX Minimum Required.; Low LTV/CLTV/HCLTV - XXX% CLTV < XXX% Max Allowed.; Low DTI - XXX% DTI < XXX% Max Allowed.;		XXX EV2/B - Non-Material	XXX	C	B	C	B	C	B	C	B	C	B
2026H11610	XXX	XXX	XXX	Credit	Initial 1003 Application is Incomplete	XXX	1	Closed	Missing the initial 1003/Application. Application date is indicated to be XXX (pg XXX), but the earliest 1003/Application wasn't signed by until XXX by XXX (pg XXX) or XXX by the borrower (pg XXX).	XXX	Verified credit history - Middle Credit Score XXX > XXX Minimum Required.; Low LTV/CLTV/HCLTV - XXX% CLTV < XXX% Max Allowed.; Low DTI - XXX% DTI < XXX% Max Allowed.;	XXX There is no application signed by borrower / LO on XXX. XXX Please see attached	XXX Finding is cleared with the application that was signed XXX by XXX (pg XXX) and XXX by the borrower (pg XXX). Application date is documented in file, which was used for review.
													XXX Recd the same application presented in the original loan file which was drafted after and signed after the application date. Lender to confirm that there is not a borrower / XXX signed application completed at application on XXX	XXX	C	A	C	A	C	A	C	A	C	A
2026H11610	XXX	XXX	XXX	Property	Appraisal is Incomplete	XXX	1	Closed	Missing PCI + AVM with confidence score of XXX, as noted on in the underwriter notes (pg XXX).
--Per guidelines, XXX: Loan Amount ≤ $XXX AND LTV XXX%
									- XXX AVM with a confidence rate > XXX% and Property Condition Inspection (PCI)	XXX	Verified credit history - Middle Credit Score XXX > XXX Minimum Required.; Low LTV/CLTV/HCLTV - XXX% CLTV < XXX% Max Allowed.; Low DTI - XXX% DTI < XXX% Max Allowed.;	XXX PCI attached XXX avm attached	XXX Finding is cleared with the attached PCI. AVM previously presented. XXX Finding is partially cleared with the attached AVM. Still missing the property condition inspection.	XXX	C	A	C	A	C	A	C	A	C	A
2026H11610	XXX	XXX	XXX	Credit	Missing Employment doc (VVOE)	XXX	2	Acknowledged	Missing verification of self-employment, XXX, evidencing XXX months self-employment. CPA letter only confirms ownership percentage, not length of self-employment. XXX full years employment is required to be verified. Operating agreement, articles, and/or XXX were not provided in file to document XXX years existence.	Verified credit history - Middle Credit Score XXX > XXX Minimum Required.; Low LTV/CLTV/HCLTV - XXX% CLTV < XXX% Max Allowed.; Low DTI - XXX% DTI < XXX% Max Allowed.;	XXX the MCM Premier guidelines do not require validation that the business be in good standing XXX Reuploaded in PDF XXXAttached is the SOS evidencing more than XXX+ years of self-employment	XXX EV2/B - Finding is downgraded with the post-consummation dated SOS that confirms XXX+ months self-employment and an active business status, which is in support of the pre-consummation dated CPA letter and XXX months bank statements in file.
XXX Under Review
XXX Attached SOS confirms self-employment > XXX years, however, the business is not in good standing. Statement status is past due with next statement due date of XXX
													XXX The attached presentment does not appear to have been uploaded as pdf document. Review is unable to open the attachment for review.	XXX	C	B	C	B	C	B	C	B	C	B
2026H11613	XXX	XXX	XXX	Credit	XXX - Schedule A Exception	XXX	1	Closed	Title Commitment does not include Legal Description. (Page XXX)	XXX	Low LTV/CLTV/HCLTV - XXX% CLTV < XXX% Max Allowed.; Verified credit history - Middle Credit Score XXX > XXX Minimum Required.;	XXX uploaded	XXX Finding is cleared with the attached Schedule A Legal Description.	XXX	C	A	C	A	C	A	C	A	C	A
2026H11613	XXX	XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	2	Acknowledged	XXX and XXX Disclosures are not in file. Unable to verify if affiliates were used.		Low LTV/CLTV/HCLTV - XXX% CLTV < XXX% Max Allowed.; Verified credit history - Middle Credit Score XXX > XXX Minimum Required.;		XXX EV2/B - Non-Material	XXX	C	B	C	B	C	B	C	B	C	B
2026H11613	XXX	XXX	XXX	Compliance	HELOC Fees Used for Testing Variance	XXX	2	Acknowledged	HUD -1 Settlement Fees do not include the XXX Review Fee included on the XXX. The XXX does not show the $XXX lender credit included on the HUD-1 but includes a $XXX recording fee paid by lender not on the HUD-1. (Page XXX, XXX)		Low LTV/CLTV/HCLTV - XXX% CLTV < XXX% Max Allowed.; Verified credit history - Middle Credit Score XXX > XXX Minimum Required.;	XXX The XXX fee is not applicable as it did not get charged at closing. The lender credit does not appear in the list of costs on the heloc agreement.	XXX Under Review by TPR	XXX	B	B	B	B	B	B	B	B	B	B
2026H11614	XXX	XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	2	Acknowledged	Affiliated Business Disclosure is not in file. Coded unknown fees to Affiliate. No change in compliance results.		Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.;		XXX EV2/B Non-Material	XXX	C	B	C	B	C	B	C	B	C	B
2026H11614	XXX	XXX	XXX	Compliance	What you Should Know About XXX was not provided within XXX business days of application	XXX	1	Closed	What you Should Know About XXX (pg XXX) dated XXX. Initial app date per the Data Entry Proof, XXX, and Fraud Report is XXX (pg XXX).	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.;	XXX Borrower executed the disclosures after the application date. There are no issues as HELOC are not subject to TRID requirements.	XXX Broker confirmed lender app date XXX, timing requirement met. XXX The transaction is subject to Reg Z and TILA XXX	XXX	C	A	C	A	C	A	C	A	C	A
2026H11614	XXX	XXX	XXX	Compliance	Important Terms of HELOC Disclosure was not provided within XXX business days of application	XXX	1	Closed	Important Terms of HELOC Disclosure (pg XXX) is dated XXX. Initial app date per the Data Entry Proof, XXX, and Fraud Report is XXX (pg XXX).	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.;	XXX Borrower executed the disclosures after the application date. There are no issues as HELOC are not subject to TRID requirements.	XXX Broker confirmed lender app date XXX, timing requirement met. XXX The transaction is subject to Reg Z and TILA XXX	XXX	C	A	C	A	C	A	C	A	C	A
2026H11614	XXX	XXX	XXX	Compliance	Homeownership Counseling Disclosure was not provided within XXX business days of application	XXX	2	Acknowledged	Homeownership Counseling Disclosure (pg XXX) is dated XXX. Initial app date per the Data Entry Proof, XXX, and Fraud Report isXXX (pg XXX).		Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.;	XXX Borrower executed the disclosures after the application date. There are no issues as HELOC are not subject to TRID requirements.	XXX The transaction is subject to Reg X XXX	XXX	C	B	C	B	C	B	C	B	C	B
2026H11614	XXX	XXX	XXX	Property	Appraisal is Incomplete	XXX	1	Closed	Missing AVM + PCI as indicated to have been obtained as per the underwriting narrative.
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									Per guidelines, Second Lien HELOCs: Loan Amount ≤ $XXX AND LTV XXX%: XXX AVM with a confidence rate > XXX% and Property Condition Inspection (PCI)	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.;	XXX uploaded	XXX Finding is cleared with the attached AVM+PCI.	XXX	C	A	C	A	C	A	C	A	C	A
2026H11614	XXX	XXX	XXX	Credit	Loan Amount Exception	XXX	1	Closed	Premier Matrix dated XXX reflects a minimum loan amount of $XXX. Lender to confirm product and matrices used.	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.;	XXX uploaded	XXX TPR set in error, Matrix and XXX do not show a minimum loan amount.	XXX	C	A	C	A	C	A	C	A	C	A
2026H11617	XXX	XXX	XXX	Compliance	Affiliated Business Disclosure Not Provided Within XXX Business Days of Application	XXX	1	Closed	Missing initial XXX. XXX provided (page XXX) is dated XXX	XXX	Low LTV/CLTV/HCLTV - XXX% CLTV < XXX% Max Allowed.;	XXX ABD attached XXX Uploaded	XXX Finding is cleared with the attached XXX issued within XXX business days of the application date.
													XXX Attached XXX is dated at closing. Missing evidence of deliver to borrower of the XXX within XXX business days of the application date.	XXX	B	A	B	A	B	A	B	A	B	A
2026H11617	XXX	XXX	XXX	Credit	Back-end Ratio exception (DTI)	XXX	1	Closed	Review DTI XXX% / Approved DTI XXX% (Max XXX%), difference is due to the qualifying payment on subject property. Lender approved the borrower based on the escrowed taxes and insurance on first lien of $XXX, however the payment is not sufficient to cover the documented annual property tax of $XXX or $XXX/mo per title search (pg XXX). Provide a copy of the most recent property tax bill to verify actual property tax.	XXX	Low LTV/CLTV/HCLTV - XXX% CLTV < XXX% Max Allowed.;	XXX TAX CERT UPLOADED	XXX Finding is cleared with the attached property tax bill reflecting an annual property tax of XXX	XXX	C	A	C	A	C	A	C	A	C	A
2026H11617	XXX	XXX	XXX	Credit	XXX - Schedule B Exception	XXX	1	Closed	Missing evidence that the borough XXX against the borrower dated XXX in the amount of $XXX has been paid (pg XXX)
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									Per guidelines 20.5.2, All judgments or liens affecting title must be paid, as title must insure our lien position without exception.	XXX	Low LTV/CLTV/HCLTV - XXX% CLTV < XXX% Max Allowed.;	XXX UPLOADED PROOF OF PAYMENT	XXX Finding is cleared with the attached payment receipt for XXX referencing #XXX, which matches to title.	XXX	C	A	C	A	C	A	C	A	C	A
2026H11617	XXX	XXX	XXX	Credit	Entity Documentation is Insufficient	XXX	2	Acknowledged	SOS search indicates that the self-employment business, XXX, is not in good standing.	Low LTV/CLTV/HCLTV - XXX% CLTV < XXX% Max Allowed.;	XXX IT IS SHOWING ACTIVE	XXX Lender acknowledges the exception based on the active business status with past due status not appearing to impede the business’ ability to operate.
													XXX Agree, active but not in good standing. AO to confirm that the past due status is acceptable.	XXX	D	B	D	B	D	B	D	B	D	B
2026H11617	XXX	XXX	XXX	Credit	Credit Documentation is Insufficient	XXX	1	Closed	Missing evidence of the hazard insurance premium. EOI in file does not show the annual premium.	XXX	Low LTV/CLTV/HCLTV - XXX% CLTV < XXX% Max Allowed.;	XXX EOI	XXX Finding is cleared with the attached EOI that includes the policy premium.	XXX	C	A	C	A	C	A	C	A	C	A
2026H11616	XXX	XXX	XXX	Credit	APN Number is not listed on Security Instrument	XXX	1	Closed	Mortgage is missing Exhibit A (pg XXX).	XXX	Verified housing payment history - Credit report confirms XXX.; Verified credit history - Middle Credit Score XXX > XXX Minimum Required.;	XXX Please see email attached. XXX Per title, this is the page being recorded with the mortgage. XXX EXHIBIT A attached	XXX Title agent confirmed that the Exhibit A to the title commitment was being recorded with the Mortgage.
XXX Please provide an email from title confirming the Exhibit A from the title commitment is being recorded with the Mortgage.
													XXX Attached Exhibit a is from the title commitment. Missing is the Exhibit A from the Mortgage.	XXX	C	A	C	A	C	A	C	A	C	A
2026H11616	XXX	XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	2	Acknowledged	XXX not in file.		Verified housing payment history - Credit report confirms XXX.; Verified credit history - Middle Credit Score XXX > XXX Minimum Required.;		Client: EV2/B Non-Material	XXX	C	B	C	B	C	B	C	B	C	B
2026H11616	XXX	XXX	XXX	Property	Appraisal is Incomplete	XXX	1	Closed	Missing Property Condition Inspection (PCI). AVM provided.
--
									Per guidelines XXX, Second Lien HELOCs: Loan Amount ≤ $XXX AND LTV XXX%: XXX AVM with a confidence rate > XXX% and Property Condition Inspection (PCI)	XXX	Verified housing payment history - Credit report confirms XXX.; Verified credit history - Middle Credit Score XXX > XXX Minimum Required.;	XXX PCI attached	XXX Finding is cleared with the attached PCI.	XXX	C	A	C	A	C	A	C	A	C	A
2026H11616	XXX	XXX	XXX	Credit	Entity Documentation is Insufficient	XXX	2	Acknowledged	XXX search indicates that the self-employment business,XXX, is not in good standing (pg XXX).	Verified housing payment history - Credit report confirms XXX.; Verified credit history - Middle Credit Score XXX > XXX Minimum Required.;	XXX We check the business status to confirm it is active, which indicates good standing. We do not rely on “statement status” in SOS searches, as it reflects filing status (e.g., past due records) rather than the business’s actual standing.
XXX Per SOS search, the business is active and in good standing. Refer to the Attached.	XXX Lender acknowledges the exception based on the active business status with past due status not appearing to impede the business’ ability to operate.
XXX A past due status with the XXX SOS means the business is not in good standing for failing to file the required Biennial Statement. Per XXX SOS, A corporation or LLC that fails to file its Biennial Statement will be reflected in the XXX Department of State’s records as past due in the filing of its XXX Statement. Any Certificate of Status or status letter obtained from the XXX of State will reflect that the corporation or XXX is past due in the filing of its Biennial Statement. This may prevent the corporation or XXX from completing certain business transactions.
													XXX Recd a snippet from the SOS search in file. SOS confirms the business is active, but not in good standing based on the "Past Due" statement status. Missing confirmation from AO that the Past Due status is acceptable.	XXX	D	B	D	B	D	B	D	B	D	B
2026H11618	XXX	XXX	XXX	Credit	Missing Initial 1003 Application	XXX	1	Closed	Early disclosures provided are dated XXX. Earliest application (page XXX) is dated XXX.	XXX	Low DTI - Review DTI XXX < XXX% Max.; Low LTV/CLTV/HCLTV - XXX% CLTV < XXX% Max Allowed.;	XXX as long as we deliver them within XXX days (which is evidenced below) then it satisfies said requirements. The borrower's signature of said documents is not tied to the XXX days.	XXX attached snippet from the lenders LOS confirms an application date of XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2026H11618	XXX	XXX	XXX	Credit	Unacceptable Mortgage History	XXX	2	Acknowledged	Missing investor acknowledged exception for no XXX housing history (FICO < XXX Requires XXX). Borrower has XXX satisfactory mortgage rating from cash out transaction completed XXX. The property was acquired XXX. 1003 indicates that they lived rent free for prior XXX years.
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Per guidelines 5.14.3 Bank Statement, A borrower who has not paid rent/housing in the past XXX months while living with friend or family will not be considered rent free if they can document rent/mortgage for the XXX months prior with XXX history. If the prior XXX was rent, then XXX months cancelled checks would be required.

Low DTI - Review DTI XXX < XXX% Max.; Low LTV/CLTV/HCLTV - XXX% CLTV < XXX% Max Allowed.;	XXX Exception attached.
XXX Please see attached LOE.
XXXThe borrower was in rent free status
XXX Property was acquired on XXX and it is free and clear and mortgage was XXX. It was free clear throughout the whole year and mortgage was taken in late XXX.	XXX EV2/B - Lender Approved Exception, XXX month housing history. FICO < XXX Requires XXX.
XXX Missing lender approved exception for incomplete XXX month housing history. FICO < XXX Requires XXX.
XXX Missing evidence of rent free. No rent free letter in file. Investor acknowledgement for no XXX month housing history is required.
													XXX XXX months housing history required due to FICO <XXX	XXX	C	B	C	B	C	B	C	B	C	B
2026H11618	XXX	XXX	XXX	Compliance	XXX Disclosure was not provided within XXX business days of application	XXX	1	Closed	XXX Disclosure is not dated. The disclosure was signed XXX > XXX business days form the application date of XXX.	XXX	Low DTI - Review DTI XXX < XXX% Max.; Low LTV/CLTV/HCLTV - XXX% CLTV < XXX% Max Allowed.;	XXX Please see attached.
XXX the audit trail clearly defines when the eSign was sent, evidenced in audit trail, original image showing it was sent on XXX. The audit trail also confirms that the important terms/early program disclosure was included
XXX Uploaded .
XXX Please see attached audit trail showing delivery date.
XXX as long as we deliver them within XXX days (which is evidenced below) then it satisfies said requirements. The borrower's signature of said documents is not tied to the XXX days.
XXX HELOC are not subject to TRID requirement	XXX Finding re-reviewed and cleared. Audit Trail previously provided for the initial disclosure package shows that the disclosures sent XXX were not reviewed by the borrower until XXX, which included the XXX Disclosure (Custom ARM Disclosure).
XXX Attached audit log does not confirm delivery of the XXX Disclosure. Earliest borrower access is XXX.
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Lender to confirm if the LOS provides a list of all the disclosures that were included in the At App Disclosure Requirement Package.
XXX Please re-upload "XXX" document for review. TPR is receiving an error that the file is damaged.
XXX The attached disclosure tracking does not show any package being sent to borrower XXX, only that the package was created. Previous presentment confirms package was sent XXX. Missing evidence that the XXX Disclosure was included in the initial disclosure package.
XXX Please re-upload the document for review. TPR is receiving an error that the file is damaged.
XXX Missing evidence of delivery to borrower of the XXX Disclosure within XXX business days of application date of XXX.
													XXX Agree, however Reg Z and related laws do apply.	XXX	C	A	C	A	C	A	C	A	C	A
2026H11618	XXX	XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	2	Acknowledged	Missing XXX.		Low DTI - Review DTI XXX < XXX% Max.; Low LTV/CLTV/HCLTV - XXX% CLTV < XXX% Max Allowed.;		XXX EV2/B - Non-Material	XXX	C	B	C	B	C	B	C	B	C	B
2026H11619	XXX	XXX	XXX	Credit	Fraud report alerts have not been addressed	XXX	1	Closed	Missing documentation used to address the potential undisclosed property and foreclosure on XXX (pg XXX, XXX); XXX is still active and transaction history shows distressed sale XXX. If the borrower still owns the property a revised 1003/1008 and VOM is required. Foreclosure, Deed-in-Lieu, Forbearance, Modifications, or XXX days late seasoning requirement is XXX years.	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Verified credit history - Middle Credit Score XXX > XXX Minimum Required.;	XXX VOM XXX Regarding XXX, this property is not owned by the borrower; it is owned by XXX per the attached property profile report.	XXX VOM received reflecting no history of late payments. XXX met with this VOM. The property itself is no longer owned by the borrower as it has been transferred to an LLC.
													XXX Missing VOM NewRez with Mers XXX opened XXX associated with XXX. The mortgage under the borrowers name is still reporting active, XXX required. Borrower appears to have acquired the property in foreclosure and subsequently flipped it to XXX. It is unknown if the borrower has any affiliation with XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2026H11619	XXX	XXX	XXX	Credit	Entity Documentation is Insufficient	XXX	2	Acknowledged	Missing evidence of current statement status in XXX. Or investors acknowledgment of the businesses past due status. SOS search reflects a past due statement status indicating that the business is not in good standing; next statement due XXX (pg 671).	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Verified credit history - Middle Credit Score XXX > XXX Minimum Required.;	XXX SOS search showing past due status we are not using SOS to confirm good standing - only to verify entity status as Active	XXX Lender acknowledges the exception based on the active business status with past due status not appearing to impede the business’ ability to operate.
													XXX Missing lender approval acknowledging that the business is not in good standing as the past due filing/fees do not appear to be impeding on the business’ ability to operate.	XXX	D	B	D	B	D	B	D	B	D	B
2026H11619	XXX	XXX	XXX	Credit	Missing Business Narrative	XXX	1	Closed	Missing completed business narrative, as required per guidelines. Form in file was not completed.	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Verified credit history - Middle Credit Score XXX > XXX Minimum Required.;	XXX Business Narrative is completed	XXX Finding is cleared with the attached business narrative.	XXX	C	A	C	A	C	A	C	A	C	A
2026H11619	XXX	XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	1	Closed	Missing lender's affiliated business disclosure or evidence the lender does not have any affiliated business relationships to disclose.	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Verified credit history - Middle Credit Score XXX > XXX Minimum Required.;	XXX Signed disclosure	XXX Finding is cleared with the attached executed ABD issued at applicaiton.	XXX	C	A	C	A	C	A	C	A	C	A
2026H11615	XXX	XXX	XXX	Property	Appraisal is Incomplete	XXX	1	Closed	Missing AVM and Property Condition Inspection, as per underwriter notes. No property valuation in file.	XXX	Verified credit history - Middle Credit Score XXX > XXX Minimum Required.; Low LTV/CLTV/HCLTV - XXX% HLTV < XXX% Max Allowed.;	XXX AVM & PCI	XXX Finding is cleared with the attached XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2026H11615	XXX	XXX	XXX	Credit	Entity Documentation is Insufficient	XXX	2	Acknowledged	XXX status is active, but the statement status is past due indicating that the business is not in good standing. Missing evidence that the XXX statement has been filed and outstanding dues paid.		Verified credit history - Middle Credit Score XXX > XXX Minimum Required.; Low LTV/CLTV/HCLTV - XXX% HLTV < XXX% Max Allowed.;		XXX Lender acknowledges the exception based on the active business status with past due status not appearing to impede the business’ ability to operate.	XXX	D	B	D	B	D	B	D	B	D	B
2026H11615	XXX	XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	2	Acknowledged	Missing affiliated business disclosure.		Verified credit history - Middle Credit Score XXX > XXX Minimum Required.; Low LTV/CLTV/HCLTV - XXX% HLTV < XXX% Max Allowed.;		XXX EV2/B Non-Material	XXX	C	B	C	B	C	B	C	B	C	B